Subsequent events (Q1) (Details) - USD ($) $ / shares in Units, $ in Thousands	Jun. 24, 2020	Jun. 01, 2020	May 07, 2020	Apr. 10, 2020	Apr. 06, 2020	Jun. 23, 2020	May 31, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Subsequent events [Abstract]
Warrants outstanding (in shares)								18,046,310	16,981,854	0
Number of warrants issuable if settled (in shares)									1,259,498
Subsequent Event [Member]
Subsequent events [Abstract]
Face amount				$ 400
Interest rate					0.98%
Maturity date					Apr. 06, 2022
Subsequent Event [Member] | First Share Purchase Warrants Dated September 17, 2019 [Member]
Subsequent events [Abstract]
Warrants outstanding (in shares)		1,041,666					1,250,000
Exercise price of warrants (in dollars per share)							$ 0.10
Subsequent Event [Member] | Second Share Purchase Warrants Dated September 17, 2019 [Member]
Subsequent events [Abstract]
Warrants terminated (in shares)		1,250,000
Exercise price of warrants (in dollars per share)		$ 0.10
Subsequent Event [Member] | Third Share Purchase Warrants Dated September 17, 2019 [Member]
Subsequent events [Abstract]
Warrants terminated (in shares)		1,500,000
Exercise price of warrants (in dollars per share)		$ 10.00
Subsequent Event [Member] | June 2020 Warrants [Member]
Subsequent events [Abstract]
Exercise price of warrants (in dollars per share)	$ 1.25
Number of warrants issuable if settled (in shares)	2,000,000
Term of warrants	84 months
Subsequent Event [Member] | June 2020 Notes [Member]
Subsequent events [Abstract]
Face amount	$ 1,500
Interest rate	10.00%
Conversion price (in dollars per share)	$ 0.75
Subsequent Event [Member] | Seller Notes and ABG Notes [Member]
Subsequent events [Abstract]
Maturity date	Jun. 30, 2023
Exercise price of warrants (in dollars per share)	$ 4.25					$ 5.00
Conversion price (in dollars per share)	$ 3.75					$ 4.00
Number of warrants issuable if settled (in shares)						1,009,724
Subsequent Event [Member] | TruPet, LLC [Member] | PPP Loan [Member]
Subsequent events [Abstract]
Face amount				$ 400
Interest rate				0.98%
Maturity date				Apr. 06, 2022
Subsequent Event [Member] | Halo, Purely for Pets, Inc. [Member] | PPP Loan [Member]
Subsequent events [Abstract]
Face amount			$ 400
Interest rate			1.00%
Maturity date			May 06, 2022